Victory Pioneer Balanced Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	61 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%		13.10%
Bloomberg U.S. Aggregate Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	(0.31%)	1.35%
Blended Benchmark (60% S&P 500 Index/40% Bloomberg US Aggregate Bond Index) reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.04%	8.67%		8.52%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	4.56%	5.96%		6.49%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.82%	4.91%		5.13%
Class A | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.92%	4.47%		4.81%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	7.65%	6.15%		6.18%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	9.76%	7.26%		7.25%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	9.62%	7.25%		7.27%